united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 6/30/16

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI-ANNUAL REPORT
J u n e 3 0 , 2 0 1 6 ( U n a u d i t e d )

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth
Strategic Growth

Letter from the President
June 30, 2016 (Unaudited)

Arthur D. Ally

Dear Timothy Plan Strategic Growth Variable and Conservative Growth Variable Shareholder:

Asset allocation has normally been and continues to be a very prudent approach to investing. In view of the rather fragile condition of our economy, this is as true today as ever. As a review, your Timothy Plan Variable Fund investment is a compilation of most of Timothy’s underlying funds and, as such, your performance is directly related to the performance of those underlying funds. Due to our concerns about the condition of the markets, we have ‘dialed back risk’ by increasing our cash position and incorporating our Fixed Income Fund into our Strategic Growth Portfolio as you can see from the below allocation table:

		Conservative Growth	Strategic Growth
●	Large/Mid-Cap Growth Fund	4.00%	6.75%
●	Large/Mid-Cap Value Fund	4.50%	7.25%
●	Small-Cap Value Fund	3.25%	3.50%
●	Aggressive Growth Fund	1.75%	2.50%
●	International Fund	9.00%	12.00%
●	High-Yield Bond Fund	5.00%	7.00%
●	Defensive Strategies Fund	18.00%	21.00%
●	Fixed Income Fund	26.00%	12.00%
●	Israel Common Values Fund	3.00%	3.00%
●	Emerging Markets Fund	2.00%	2.50%
●	Growth & Income Fund	15.00%	15.00%
●	Cash	8.50%	7.50%

Our year-to-date performance for the first half of 2016 (4.21% for Conservative and 2.96% for Strategic), was fairly comparable to their respective market benchmarks and tended to smooth out the volatility in the overall market.

Even though these have been designed to be conservatively allocated funds, we understand that the volatility and uncertainty of the markets over the past several years continues to be unsettling for many investors. Please understand that our #1 concern is preservation of principal and, as a result of the economic uncertainty in both our domestic and international markets, we have taken and will continue to take extraordinary defensive measures as we progress through the remainder of 2016.

As you know, no one can guarantee future performance. However, the one thing that I can assure you of is every one of our sub-advisors is doing their very best and our team here at Timothy is working very hard to provide you an investment in which you can feel comfortable.

Sincerely,

Arthur D. Ally

President

Fund Performance - (Unaudited)
June 30, 2016

Conservative Growth Portfolio Variable Series

			5 Year	10 Year	Average Annual
	Six Months	1 Year	Average	Average	Total Return
Fund/Index	Total Return	Total Return	Annual Return	Annual Return	Since Inception (a)
Timothy Conservative Growth Portfolio Variable Series	4.21%	(0.14)%	3.76%	3.65%	3.98%
Dow Jones Global Moderate Portfolio Index (b)	4.67%	1.73%	5.91%	5.63%	6.78%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to June 30, 2016.

(b)	Dow Jones Global Moderate Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 60% equities and 40% fixed income.

Fund Performance - (Unaudited)
June 30, 2016

Strategic Growth Portfolio Variable Series

			5 Year	10 Year	Average Annual
	Six Months	1 Year	Average	Average	Total Return
Fund/Index	Total Return	Total Return	Annual Return	Annual Return	Since Inception (a)
Timothy Strategic Growth Portfolio Variable Series	2.96%	(2.87)%	3.87%	3.06%	3.60%
Dow Jones Global Moderately Aggressive Portfolio Index (b)	3.54%	(1.09)%	6.56%	5.83%	7.26%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to June 30, 2016.

(b)	Dow Jones Global Moderately Aggressive Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 80% equities and 20% fixed income.

Fund Profile - Conservative Growth Portfolio Variable Series
June 30, 2016 (Unaudited)

Underlying Fund Allocations
(% of Net Assets)
Fixed Income	26.42%
Defensive Strategies	20.11%
Growth & Income	13.58%
International	9.79%
Large/Mid Cap Value	5.24%
High Yield Bond	5.16%
Large/Mid Cap Growth	4.38%
Small Cap Value	3.73%
Israel Common Values	3.11%
Emerging Markets	2.16%
Aggressive Growth	2.04%
Money Market and Liabilities in Excess of Other Assets	4.28%
100.00%

Expense Example (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
			1/1/2016 through
	1/1/2016	6/30/2016	6/30/2016
Actual	$1,000.00	$1,042.10	$1.78
Hypothetical**	$1,000.00	$1,023.12	$1.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.35%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 4.21% for the six-month period of January 1, 2016 through June 30, 2016.

**	Assumes a 5% return before expenses.

Fund Profile - Strategic Growth Portfolio Variable Series
June 30, 2016 (Unaudited)

Underlying Fund Allocations
(% of Net Assets)
Defensive Strategies	22.17%
Growth & Income	14.24%
International	12.23%
Fixed Income	11.10%
Large/Mid Cap Value	7.92%
High Yield Bond	7.28%
Large/Mid Cap Growth	7.27%
Small Cap Value	3.89%
Israel Common Values	3.29%
Emerging Markets	2.89%
Aggressive Growth	2.73%
Money Market and Liabilities in Excess of Other Assets	4.99%
100.00%

Expense Example (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
			1/1/2016 through
	1/1/2016	6/30/2016	6/30/2016
Actual	$1,000.00	$1,029.60	$1.67
Hypothetical**	$1,000.00	$1,023.22	$1.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.33%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.96% for the six-month period of January 1, 2016 through June 30, 2016.

**	Assumes a 5% return before expenses.

Schedule of Investments
Conservative Growth Portfolio Variable Series
As of June 30, 2016 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS (A) - 95.7%
77,148	Timothy Plan Aggressive Growth Fund	$505,318
435,599	Timothy Plan Defensive Strategies Fund *	4,987,610
71,698	Timothy Plan Emerging Markets Fund *	535,588
625,161	Timothy Plan Fixed Income Fund	6,551,686
315,819	Timothy Plan Growth & Income Fund	3,366,628
144,497	Timothy Plan High Yield Bond Fund	1,278,795
297,483	Timothy Plan International Fund	2,427,465
66,486	Timothy Plan Israel Common Values Fund *	771,899
148,483	Timothy Plan Large/Mid Cap Growth Fund	1,085,413
76,831	Timothy Plan Large/Mid Cap Value Fund	1,299,980
58,048	Timothy Plan Small Cap Value Fund	924,697

	TOTAL MUTUAL FUNDS (Cost $24,204,535)	23,735,079

	MONEY MARKET FUND - 4.6%
1,125,713	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.37% (Cost $1,125,713)(B)	1,125,713

	TOTAL INVESTMENTS (Cost $25,330,248)(C) - 100.3%	$24,860,792
	OTHER ASSETS LESS LIABILITIES - NET - (0.3)%	(62,442)
	TOTAL NET ASSETS - 100.0%	$24,798,350

*	Non-income producing security.

(A)	Affiliated Funds - Class A.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2016.

(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,413,150 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$247,935
Unrealized depreciation:	(800,293)
Net unrealized depreciation	$(552,358)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Strategic Growth Portfolio Variable Series
As of June 30, 2016 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS (A) - 95.0%
102,197	Timothy Plan Aggressive Growth Fund	$669,390
475,011	Timothy Plan Defensive Strategies Fund *	5,438,879
94,959	Timothy Plan Emerging Markets Fund *	709,343
259,879	Timothy Plan Fixed Income Fund	2,723,530
327,756	Timothy Plan Growth & Income Fund	3,493,881
201,907	Timothy Plan High Yield Bond Fund	1,786,881
367,550	Timothy Plan International Fund	2,999,209
69,440	Timothy Plan Israel Common Values Fund*	806,198
244,112	Timothy Plan Large/Mid Cap Growth Fund	1,784,457
114,767	Timothy Plan Large/Mid Cap Value Fund	1,941,861
59,936	Timothy Plan Small Cap Value Fund	954,777

	TOTAL MUTUAL FUNDS (Cost $24,257,551)	23,308,406

	MONEY MARKET FUND - 5.1%
1,256,850	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.37% (Cost $1,256,850) (B)	1,256,850

	TOTAL INVESTMENTS (Cost $25,514,401)(C) - 100.1%	$24,565,256
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(32,753)
	TOTAL NET ASSETS - 100.0%	$24,532,503

*	Non-income producing security.

(A)	Affiliated Funds - Class A.

(B)	Variable rate security; the rate shown represents the yield at June 30, 2016.

(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,682,202 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$233,320
Unrealized depreciation:	(1,350,266)
Net unrealized depreciation:	$(1,116,946)

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2016 (Unaudited)

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES
ASSETS:
Investments in affiliated securities, at cost	$24,204,535	$24,257,551
Investments in unaffiliated securities, at cost	1,125,713	1,256,850
Investments in affiliated securities, at value	$23,735,079	$23,308,406
Investments in unaffiliated securities, at value	1,125,713	1,256,850
Receivable for fund shares sold	—	1
Dividends and interest receivable	33,171	24,927
Prepaid expenses	6	961
Total Assets	24,893,969	24,591,145

LIABILITIES:
Accrued advisory fees	2,046	2,079
Payable for fund shares redeemed	50,812	25,446
Payable for securities purchased	32,856	24,625
Payable to related parties	2,036	—
Accrued expenses	7,869	6,492
Total Liabilities	95,619	58,642

Net Assets	$24,798,350	$24,532,503

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$23,812,357	$24,247,110
Accumulated undistributed net investment income	216,748	106,529
Accumulated undistributed net realized gain from investments	1,238,701	1,128,009
Net unrealized depreciation on investments	(469,456)	(949,145)
Net Assets	$24,798,350	$24,532,503

Net Assets	$24,798,350	$24,532,503
Shares of beneficial interest outstanding	2,226,073	2,277,222
Net Asset Value (Net Assets/shares outstanding), offering price and redemption price per share	$11.14	$10.77

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Six Months Ended June 30, 2016 (Unaudited)

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES
Investment Income:
Dividend income from affiliated funds	$85,937	$54,941
Interest income from unaffiliated funds	1,882	1,395
Total Investment Income	87,819	56,336

Operating Expenses:
Administration fees	19,199	15,400
Investment advisory fees	12,611	11,954
Audit fees	6,482	6,482
Custody fees	1,410	2,095
Printing expenses	441	499
Trustees’ fees	872	872
Compliance officer fees	911	1,826
Insurance expenses	1,396	619
Other expenses	370	—
Total Operating Expenses	43,692	39,747
Net Investment Income	44,127	16,589

Net Realized and Unrealized Gain (Loss) from Investments:
Net realized loss from investments in affiliated funds	(345,679)	(662,243)
Change in unrealized appreciation (depreciation) on affiliated investments	1,330,532	1,376,456
Net Realized and Unrealized Gain from Investments	984,853	714,213

Net Increase in Net Assets Resulting From Operations	$1,028,980	$730,802

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	CONSERVATIVE GROWTH		STRATEGIC GROWTH
	PORTFOLIO		PORTFOLIO
	VARIABLE SERIES		VARIABLE SERIES
	Six Months Ended		Six Months Ended
	June 30,	Year Ended	June 30,	Year Ended
	2016	December 31,	2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
Operations:
Net investment income	$44,127	$172,858	$16,589	$90,116
Capital gain dividends from affiliated investments	—	485,135	—	791,515
Net realized gain (loss) from investments in affiliated funds	(345,679)	1,302,902	(662,243)	1,636,938
Net change in unrealized appreciation (depreciation) on affiliated investments	1,330,532	(2,726,174)	1,376,456	(3,453,238)
Net increase (decrease) in net assets resulting from operations	1,028,980	(765,279)	730,802	(934,669)

Distributions to Shareholders:
Net investment income	—	(367,200)	—	(346,452)
Net realized gain on Investments	—	(1,889,980)	—	(1,275,936)
Total dividends and distributions to shareholders	—	(2,257,180)	—	(1,622,388)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	846,467	3,250,956	806,072	2,214,005
Reinvestment of dividends	—	2,257,182	—	1,622,389
Cost of shares redeemed	(3,065,509)	(7,793,476)	(1,340,405)	(8,334,746)
Net decrease in net assets from share transactions of beneficial interest	(2,219,042)	(2,285,338)	(534,333)	(4,498,352)

Total Increase (Decrease) in Net Assets	(1,190,062)	(5,307,797)	196,469	(7,055,409)

Net Assets:
Beginning of period	25,988,412	31,296,209	24,336,034	31,391,443
End of period*	$24,798,350	$25,988,412	$24,532,503	$24,336,034
* Includes accumulated undistributed net investment income at end of period	$216,748	$172,621	$106,529	$89,940

Share Activity:
Shares sold	78,619	276,004	79,741	197,594
Shares reinvested	—	210,362	—	155,999
Shares redeemed	(283,428)	(657,651)	(128,409)	(723,064)
Net decrease in shares of beneficial interest outstanding	(204,809)	(171,285)	(48,668)	(369,471)

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Conservative Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each period presented.

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.69		$12.03	$12.66	$11.61	$10.97	$10.94
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.02		0.07	0.15	0.23	0.11	0.20
Net realized and unrealized gain (loss) on investments	0.43		(0.42)	0.18	0.94	0.75	0.01
Total from investment operations	0.45		(0.35)	0.33	1.17	0.86	0.21
LESS DISTRIBUTIONS:
From net investment income	—		(0.16)	(0.29)	(0.12)	(0.22)	(0.18)
From net realized gains on investments	—		(0.83)	(0.67)	—	—	—
Total distributions	—		(0.99)	(0.96)	(0.12)	(0.22)	(0.18)
Net asset value, end of period	$11.14		$10.69	$12.03	$12.66	$11.61	$10.97
Total return (B)	4.21	% (E)	(2.90)%	2.60%	10.10%	7.79%	1.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$24,798		$25,988	$31,296	$35,159	$38,558	$37,007
Expenses (C)	0.35	% (F)	0.29%	0.47%	0.39%	0.42%	0.41%
Net investment income (C)(D)	0.35	% (F)	0.60%	1.12%	1.86%	0.90%	1.77%
Portfolio turnover rate	9	% (E)	33%	15%	21%	33%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Strategic Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each period presented.

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.46		$11.65	$11.67	$9.94	$9.05	$9.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.01		0.04	0.14	0.26	0.09	0.12
Net realized and unrealized gain (loss) on investments	0.30		(0.48)	0.05	1.54	0.94	(0.47)
Total from investment operations	0.31		(0.44)	0.19	1.80	1.03	(0.35)
LESS DISTRIBUTIONS:
From net investment income	—		(0.16)	(0.21)	(0.07)	(0.14)	(0.05)
From net realized gains on investments	—		(0.59)	—	—	—	—
Total distributions	—		(0.75)	(0.21)	(0.07)	(0.14)	(0.05)
Net asset value, end of period	$10.77		$10.46	$11.65	$11.67	$9.94	$9.05
Total return (B)	2.96	% (E)	(3.73)%	1.59%	18.15%	11.42%	(3.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$24,533		$24,336	$31,391	$27,423	$18,253	$20,021
Expenses (C)	0.33	% (F)	0.30%	0.45%	0.42%	0.44%	0.40%
Net investment income (C)(D)	0.14	% (F)	0.32%	1.14%	2.43%	0.82%	1.23%
Portfolio turnover rate	18	% (E)	33%	15%	17%	30%	32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Not annualized.

(F) Annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
June 30, 2016 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Note 1 | Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Funds are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of insurance companies or for qualified plans. They are offered only to separate accounts established by various insurance companies and to certain eligible qualified retirement plans. The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Emerging Markets Fund and Growth & Income Fund. The Conservative Growth Portfolio also invests in the Fidelity Institutional Money Market Portfolio, an unaffiliated mutual fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Emerging Markets Fund and Growth & Income Fund. The Strategic Growth Portfolio also invests in the Fidelity Institutional Money Market Portfolio, an unaffiliated mutual fund. Each Fund is one of a series of Funds currently authorized by the Board of Trustees (the “Board”). Timothy Partners, Ltd., (“TPL” or the “Advisor”) is the Investment Advisor for the Funds.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed- end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

Notes to Financial Statements
June 30, 2016 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. Investments in mutual funds, including money market mutual funds, are generally priced at the ending Net Asset Value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The Board has delegated to the Advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by each Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, fair value pricing is utilized. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Conservative Growth Portfolio’s investments as of June 30, 2016:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$23,735,079	$—	$—	$23,735,079
Money Market Fund	1,125,713	—	—	1,125,713
Total	$24,860,792	$—	$—	$24,860,792

The following is a summary of the inputs used to value the Strategic Growth Portfolio’s investments as of June 30, 2016:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$23,308,406	$—	$—	$23,308,406
Money Market Fund	1,256,850	—	—	1,256,850
Total	$24,565,256	$—	$—	$24,565,256

Refer to the Schedules of Investments for underlying Fund allocations.

The Conservative Growth Portfolio and the Strategic Growth Portfolio did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the six months ended June 30, 2016, there were no transfers between Levels 1 and 2. The Funds’ policy is to recognize transfers at the end of the period.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

C.	NET ASSET VALUE PER SHARE

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of June 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended June 30,

Notes to Financial Statements
June 30, 2016 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

2016, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2013 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

E.	USE OF ESTIMATES

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. There were no such reclassifications.

G.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or an appropriate basis (as determined by the Board).

H.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2016:

Funds	Purchases	Sales
Conservative Growth Portfolio	$2,176,859	$4,189,138
Strategic Growth Portfolio	4,210,133	5,384,645

Note 3 | Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd. is the Investment Advisor for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 26, 2016. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the six months ended June 30, 2016 were $12,611 and $11,954 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $2,046 and $2,079, respectively, at June 30, 2016. An officer and trustee of the Trust is also an officer of the Advisor.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Notes to Financial Statements
June 30, 2016 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Note 4 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2016, American United Life Insurance Co. (“AUL”) held for the benefit of others, in aggregate, approximately 73% of the Conservative Growth Portfolio and approximately 75% of the Strategic Growth Portfolio.

Note 5 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during 2015 and 2014 were as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
2015
Ordinary Income	$411,427	$346,452
Long-Term Capital Gain	1,845,753	1,275,936
	$2,257,180	$1,622,388

2014
Ordinary Income	$694,481	$548,757
Long-Term Capital Gain	1,626,898	—
	$2,321,379	$548,757

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
Undistributed Ordinary Income	$172,621	$89,940
Undistributed Long-Term Capital Gains	1,667,282	1,958,053
Unrealized Appreciation (Depreciation)	(1,882,890)	(2,493,402)
	$(42,987)	$(445,409)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales in the amount of $82,902 and $167,801 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively.

Permanent book and tax differences, primarily attributable to the reclassification of Portfolio distributions, resulted in reclassification for the year ended December 31, 2015 as follows:

	Paid In	Undistributed Ordinary	Undistributed Long-Term
Funds	Capital	Income (Loss)	Gains (Loss)
Conservative Growth Portfolio	$—	$(152)	$152
Strategic Growth Portfolio	—	—	—

Note 6 | Underlying Investment in Other Investment Companies

The Conservative Growth Portfolio currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Portfolio may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of June 30, 2016, 26.4% of the Conservative Growth Portfolio’s net assets were invested in the Timothy Plan Fixed Income Fund.

Notes to Financial Statements
June 30, 2016 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Note 7 | Investments in Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. A company which is an affiliate of the Funds at June 30, 2016, is noted in the Funds’ Portfolios of Investments. The Strategic Growth Portfolio, investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Emerging Markets Fund and Growth & Income Fund are mutual funds which are considered affiliates because they are under control of the same investment advisor. The Conservative Growth Portfolio, investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Emerging Markets Fund and Growth & Income Fund are mutual funds which are considered affiliates because they are under control of the same investment advisor.

Strategic Growth	Share Activity				Six Months Ended June 30, 2016
	Balance					Dividends	Amount of Gain
	December 31,			Balance		Credited to	(Loss) Realized on
Fund	2015	Purchases	Sales	June 30, 2016	Fair Value	Income	Sale of Shares*
Aggressive Growth	164,035	—	61,838	102,197	$669,390	$—	$(169,148)
International	456,498	—	88,948	367,550	2,999,209	—	27,441
Large/Mid Cap Growth	336,293	—	92,181	244,112	1,784,457	—	(87,496)
Small Cap Value	79,034	5,808	24,906	59,936	954,777	—	(116,372)
Large/Mid Cap Value	156,933	—	42,166	114,767	1,941,861	—	10,429
Fixed Income	—	259,879	—	259,879	2,723,530	20,573	—
High Yield Bond	263,586	9,445	71,124	201,907	1,786,881	34,366	(87,935)
Israel Common Values	75,771	860	7,191	69,440	806,198	—	(9,390)
Defensive Strategies	591,979	11,772	128,740	475,011	5,438,879	—	(152,940)
Emerging Markets	123,741	—	28,782	94,959	709,343	—	(79,623)
Growth & Income	229,888	108,566	10,698	327,756	3,493,881	—	2,791

Conservative Growth	Share Activity				Six Months Ended June 30, 2016
Fund	Balance December 31, 2015	Purchases	Sales	Balance June 30, 2016	Fair Value	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*
Aggressive Growth	73,097	14,086	10,035	77,148	$505,318	$—	$(17,456)
International	362,348	23,680	88,545	297,483	2,427,465	—	(117,031)
Large/Mid Cap Growth	195,752	15,362	62,631	148,483	1,085,413	—	(4,138)
Small Cap Value	75,281	8,019	25,252	58,048	924,697	—	(85,010)
Large/Mid Cap Value	94,908	4,077	22,154	76,831	1,299,980	—	65,107
Fixed Income	615,754	43,289	33,882	625,161	6,551,686	62,383	(24,994)
High Yield Bond	154,978	3,236	13,717	144,497	1,278,795	23,554	(6,789)
Israel Common Values	68,734	1,632	3,880	66,486	771,899	—	9,573
Defensive Strategies	551,328	—	115,729	435,599	4,987,610	—	(129,848)
Emerging Markets	80,590	4,549	13,441	71,698	535,588	—	(38,020)
Growth & Income	218,969	100,255	3,405	315,819	3,366,628	—	2,927

*	Includes capital gain distributions from affiliated funds.

Note 8 | Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements
June 30, 2016 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 26, 2016. The Trust’s Board considered, among others, the factors described below prior to approving the Agreement.

The Trustees, including the Independent Trustees, noted the Advisor’s experience in incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2015.

The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?	The types of information we collect and share depend on the product or service you have with us. This information can include:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

Who we are
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
What we do
How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does The Timothy Plan collect your personal information?	We collect your personal information, for example, when you
● Open an account
● Provide account information
● Give us your contact information
● Make deposits or withdrawals from your account
● Make a wire transfer
● Tell us where to send the money
● Tell us who receives the money
● Show your government-issued ID
● Show your drivers’ license
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● The Timothy Plan does not jointly market.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1 -800-846-7526 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-846-7526.

BOARD OF TRUSTEES
Arthur D. Ally
Kenneth Blackwell
Joseph E. Boatwright
Rick Copeland
Deborah Honeycutt
Bill Johnson
John C. Mulder
Charles E. Nelson
Scott Preissler
Alan Ross
Mathew D. Staver
Patrice Tsague

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

DISTRIBUTOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright St., Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
David Jones & Assoc., P.C.
422 Fleming St.
Key West, FL 33040

For additional information or a prospectus, please call: 1-800-846-7526 Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS
The Timothy Plan
1055 Maitland Center Commons
Maitland, Florida 32751
(800) 846-7526
www.timothyplan.com
invest@timothyplan.com

SHAREHOLDER SERVICES
Gemini Fund Services, LLC
17605 Wright St., Suite 2
Omaha, NE 68130
(800) 662-0201

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	8/22/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	8/22/16